Information about Consolidated VIEs (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
Variable Interest Entity [Line Items]
Total assets	¥ 813,240	[1]	¥ 1,400,457	[1]
Total Liabilities	428,947	[1]	845,268	[1]
Assets which are pledged as collateral	605,307	[2]	1,124,911	[2]
Commitments	29,756	[3]	0	[3]
Liquidating Customer Assets
Variable Interest Entity [Line Items]
Total assets	0	[1]	6,191	[1]
Total Liabilities	0	[1]	3,880	[1]
Assets which are pledged as collateral	0	[2]	6,191	[2]
Commitments	0	[3]	0	[3]
Acquisition Of Real Estate And Real Estate Development Projects For Customers
Variable Interest Entity [Line Items]
Total assets	4,800	[1]	20,081	[1]
Total Liabilities	986	[1]	2,112	[1]
Assets which are pledged as collateral	0	[2]	0	[2]
Commitments	0	[3]	0	[3]
Acquisition Of Real Estate For The Company And Its Subsidiaries Real Estate Related Business
Variable Interest Entity [Line Items]
Total assets	288,392	[1]	334,179	[1]
Total Liabilities	96,591	[1]	96,758	[1]
Assets which are pledged as collateral	201,427	[2]	197,143	[2]
Commitments	0	[3]	0	[3]
Corporate Rehabilitation Support Business
Variable Interest Entity [Line Items]
Total assets	6,925	[1]	10,205	[1]
Total Liabilities	309	[1]	192	[1]
Assets which are pledged as collateral	0	[2]	0	[2]
Commitments	0	[3]	0	[3]
Investment in securities
Variable Interest Entity [Line Items]
Total assets	23,449	[1]	34,091	[1]
Total Liabilities	9,405	[1]	8,075	[1]
Assets which are pledged as collateral	13,767	[2]	19,133	[2]
Commitments	0	[3]	0	[3]
Securitizing Financial Assets
Variable Interest Entity [Line Items]
Total assets	303,154	[1]	467,348	[1]
Total Liabilities	188,463	[1]	250,374	[1]
Assets which are pledged as collateral	239,072	[2]	391,664	[2]
Commitments	0	[3]	0	[3]
Securitization Of Commercial Mortgage Loans Originated By Third Parties
Variable Interest Entity [Line Items]
Total assets	64,026	[1]	425,017	[1]
Total Liabilities	67,251	[1]	434,273	[1]
Assets which are pledged as collateral	64,026	[2]	425,017	[2]
Commitments	0	[3]	0	[3]
Other
Variable Interest Entity [Line Items]
Total assets	122,494	[1]	103,345	[1]
Total Liabilities	65,942	[1]	49,604	[1]
Assets which are pledged as collateral	87,015	[2]	85,763	[2]
Commitments	¥ 29,756	[3]	¥ 0	[3]

[1]	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of the VIEs have no recourse to other assets of the Company and its subsidiaries.
[2]	The assets are pledged as collateral by VIE for financing of the VIE.
[3]	This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.